Income Taxes and Duties - Additional Information (Detail) $ in Thousands					12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Nov. 30, 2017 MXN ($)	Jan. 01, 2017	Dec. 31, 2018 MXN ($) $ / km² $ / l $ / T	Dec. 31, 2017 MXN ($)
Disclosure of Income Taxes and Duties [Line items]
Percentage DUC tax rate					65.00%
Tax benefit from exploration and extraction activities | $			$ 8,854,391		$ 11,170,076	$ 7,769,915
Compensation authorized for exploration and extraction activities | $					2,186,963
Payments made for extraction duty | $					83,027,015
Payments made for exploration duty | $					1,027,058
Payments made for exploration and extraction duty | $					$ 4,114,450
Percentage of general VAT tax rate					16.00%
Percentage VAT tax rate for certain activities with incentives					0.00%
Percentage income tax rate					30.00%
Tax regime applicable to assignments [member]
Disclosure of Income Taxes and Duties [Line items]
Tax payable for non-producing areas | $ / km²					1,294.71
Tax payable for non-producing areas over 60 months | $ / km²					3,096.04
Tax payable for exploration phase | $ / km²					1,688.74
Tax payable for extraction phase | $ / km²					6,754.99
Tax regime applicable to contracts [member]
Disclosure of Income Taxes and Duties [Line items]
Tax payable for non-producing areas | $ / km²					1,294.71
Tax payable for non-producing areas over 60 months | $ / km²					3,096.04
Tax payable for exploration phase | $ / km²					1,688.74
Tax payable for extraction phase | $ / km²					6,754.99
IEPS Tax on the Sale of Automotive Fuels [member] | Magna Gasoline [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)					4.59
IEPS Tax on the Sale of Automotive Fuels [member] | Premium Gasoline [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)					3.88
IEPS Tax on the Sale of Automotive Fuels [member] | Diesel [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)					5.04
IEPS Tax in Favor of States, Municipalities and Territories [member] | Magna Gasoline [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)					0.4052
IEPS Tax in Favor of States, Municipalities and Territories [member] | Premium Gasoline [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)					0.4944
IEPS Tax in Favor of States, Municipalities and Territories [member] | Diesel [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)					0.3363
IEPS Tax on Fossil Fuels [member] | Diesel [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)					0.1476
IEPS Tax on Fossil Fuels [member] | Propane [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)					0.693
IEPS Tax on Fossil Fuels [member] | Butane [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)					0.898
IEPS Tax on Fossil Fuels [member] | Jet and Other Fuel [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)					0.1217
IEPS Tax on Fossil Fuels [member] | Turbosine and Other Kerosene [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)					0.1454
IEPS Tax on Fossil Fuels [member] | Fuel Oil [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax)					0.1576
IEPS Tax on Fossil Fuels [member] | Petroleum Coke [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / T					0.1829
Exploration [member]
Disclosure of Income Taxes and Duties [Line items]
Applicable tax rate of profit-sharing duty		66.25%		67.50%
Profit sharing duty | $					$ 443,294,170	372,902,629
Profit sharing duty monthly installment | $					443,785,240	377,192,377
Favorable balance of Profit sharing duty | $					$ 491,070	$ 4,289,748
Exploration [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Income Taxes and Duties [Line items]
Applicable tax rate of profit-sharing duty	65.00%